Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ 4,694	$ (6,837)
Reclassification to Interest and finance costs		3,131	5,093
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		2,012	2,029
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		31	31
Total		3,640	(9,972)
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(3,131)	(5,093)
Total		3,640	(9,972)
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		3,777	(1,584)
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		1,578	(933)
Interest rate caps (excluded component) (1)	[1]	(627)	(4,422)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		2,012	2,029
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 31	$ 31

[1]	Excluded component represents interest rate caps instruments time value.